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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital VII Coinvestment Fund, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-11662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
Title: Managing Director and Chief
       Operating Officer of Bain
       Capital Investors, LLC, which
       is the general partner of
       Bain Capital Partners VII,
       L.P., which is the general
       partner of Bain Capital VII
       Coinvestment Fund, L.P.,
       which is the manager and sole
       member of Bain Capital
       VII Coinvestment Fund, LLC
Phone: 617-516-2000

Signature, Place, and Date of Signing:

  /s/ Michael F. Goss              Boston, MA                  5/15/08
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

* The report on Form 13F for the period ended March 31, 2008 for Bain Capital VII Coinvestment Fund, LLC ("Fund VII LLC") is being filed by Bain Capital Investors, LLC, the general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, LP, which is the manager and sole member of Bain Capital VII Coinvestment Fund, LLC.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

28-11185                  Bain Capital Investors, LLC
28-11660                  Bain Capital Partners VII, L.P.
28-11661                  Bain Capital VII Coinvestment
                          Fund, L.P.